EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

21.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Numerator:
Net income	531,623,920	697,923,426
Less: Net income attributable to non-controlling interests	(2,465,293)	(90,588,368)
Net income attributable to JinkoSolar’s ordinary shareholders	529,158,627	607,335,058
Dilutive effects of call option	—	(214,320,278)
Dilutive effects of convertible senior notes	4,791,666	—
Numerator for diluted income per share	533,950,293	393,014,780

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	166,612,951	178,150,798
Dilutive effects of share options	2,051,705	1,394,526
Dilutive effects of call option	—	(7,500,000)
Dilutive effects of convertible senior notes	8,919,270
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	177,583,926	172,045,324

Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	3.18	3.41
Diluted earnings per share attributable to JinkoSolar’s ordinary shareholders	3.01	2.28

For the nine months ended September 30, 2020, convertible senior notes convertible into 17,708,332 shares were not included in the computation of diluted EPS because of their anti-dilutive effect.

For the nine months ended September 30, 2019, potential shares underlying the call option arrangement (Note 23) were not removed from the computation of diluted EPS because of their anti-dilutive effect.

Because of the dilutive impact for the nine months ended September 30, 2020, potential shares underlying the call option arrangement (Note 23) were removed from weighted average number of ordinary shares outstanding since its issuance date, and changes in income of the assumed exercise of call option were also recorded as the adjustment to the consolidated net income to arrive at the diluted net income available to the Company’s ordinary shareholders.